Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income from financial assets measured at amortised cost	R 690	R 425	R 276
Dividend income	15	19	24
Net gain on financial instruments	104	219	52
Investment income	809	663	352
Disclosure of nature of investment income [Line Items]
Investment income	809	R 663	R 352
Equity-linked Deposits
Disclosure of nature of investment income [Line Items]
Increase (decrease) in fair value measurement, assets	R 89